Retirement Plans (Reconciliation Of Change In Value For Level 3 Assets) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Retirement Plans [Abstract]
Beginning balance, October 1	$ 249	$ 221
Gains (Losses) on assets held	34	28
Gains (Losses) on assets sold	(9)	(9)
Purchases, sales and settlements, net	(7)	9
Ending balance, September 30	$ 267	$ 249